INCOME TAXES (Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (151,460)	$ (85,369)	$ (50,679)
Foreign	1,295	1,553	16,766
Loss before taxes on income	$ (150,165)	$ (83,816)	$ (33,913)